Related Party Balances and Transaction - Schedule of Related Party Balances and Transaction (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Peixuan Wang [Member]
Due from related parties
Relationship	[1]	Chairwomen of the Company
Total amount due from related parties	[1]	¥ 998,871		¥ 1,044,676
Due to related parties
Relationship	[1]	Chairwomen of the Company
Shiyu Liu [Member]
Due from related parties
Relationship	[2]	Supervisor of Beijing Sentu and Ang’you
Total amount due from related parties	[2]			329,098
Due to related parties
Relationship	[2]	Supervisor of Beijing Sentu and Ang’you
Junjun Hao [Member]
Due from related parties
Relationship	[2]	Executive direct and manager of Sentu Lejiao
Total amount due from related parties	[2]			438,797
Due to related parties
Relationship	[2]	Executive direct and manager of Sentu Lejiao
Total amount due to related parties	[2]	¥ 16,549		318,099
Others [Member]
Due from related parties
Total amount due from related parties	[2]			110,903
Due to related parties
Total amount due to related parties		88,048		199,379
Related Party [Member]
Due from related parties
Total amount due from related parties		998,871	$ 142,837	1,923,474
Due to related parties
Total amount due to related parties		¥ 104,597	$ 14,957	1,917,478
Beijing Sentu Cloud Creative Education Technology Co., Ltd.[Member]
Due from related parties
Relationship	[3]	Controlled by Huidong Niu
Due to related parties
Relationship	[3]	Controlled by Huidong Niu
Total amount due to related parties	[3]			¥ 1,400,000

[1]	As of December 31, 2024 and 2025, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.
[2]	As of December 31, 2024, the balance due from the three related parties represented advances to management for daily operating expenses. During the year ended December 31, 2025, the outstanding balances were settled with expenses incurred.
[3]	As of December 31, 2024, the balance due to the two related parties represented borrowings from these two related parties, which were interest free and repayable on demand. For the years ended December 31, 2023, 2024 and 2025, the Company borrowed RMB 452, RMB 1,121,435 and RMB nil from related parties, respectively. For the years ended December 31, 2023, 2024 and 2025, the Company repaid borrowings of RMB 7,248,140, RMB 7,360,488 and RMB 1,400,000 to related parties, respectively.